SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue		$ 14,764	$ 21,397	$ 18,219
Gross Profit	$ 1,737	2,348	5,904	4,951
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		8,975	16,945	12,226
Gross Profit		2,090	5,721	4,352
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,789	4,452	5,993
Gross Profit		$ 258	$ 183	$ 599